PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	¥ 190,935	¥ 214,543	¥ 165,740
Net cash (used in)/generated from investing activities	(145,323)	(66,217)	(116,719)
Net cash generated from/(used in) financing activities	(56,509)	(93,047)	9,093
Net increase/(decrease) in cash and cash equivalents	(10,897)	55,279	58,114
Balance at beginning of period	124,468	68,933	10,526
Effect of foreign currency exchange rate changes	(353)	256	293
Balance at end of period	113,218	124,468	68,933
Marketing Company [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	51,038	50,840	33,196
Net cash (used in)/generated from investing activities	(35,738)	(31,573)	21,180
Net cash generated from/(used in) financing activities	(16,499)	(20,424)	(42,777)
Net increase/(decrease) in cash and cash equivalents	(1,199)	(1,157)	11,599
Balance at beginning of period	14,373	14,914	2,682
Effect of foreign currency exchange rate changes	(253)	616	633
Balance at end of period	12,921	14,373	14,914
SIPL [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	2,758	2,576	4,059
Net cash (used in)/generated from investing activities	(2,211)	2,729	(4,052)
Net cash generated from/(used in) financing activities	243	(4,414)	637
Net increase/(decrease) in cash and cash equivalents	790	891	644
Balance at beginning of period	3,045	2,042	1,327
Effect of foreign currency exchange rate changes	(230)	112	71
Balance at end of period	3,605	3,045	2,042
Shanghai Petrochemical [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	7,061	7,182	4,933
Net cash (used in)/generated from investing activities	(2,401)	(190)	(439)
Net cash generated from/(used in) financing activities	(2,590)	(2,637)	(3,696)
Net increase/(decrease) in cash and cash equivalents	2,070	4,355	798
Balance at beginning of period	5,441	1,077	279
Effect of foreign currency exchange rate changes	(7)	9
Balance at end of period	7,504	5,441	1,077
Fujian Petrochemical [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	(558)	617	(179)
Net cash (used in)/generated from investing activities	225	54	76
Net cash generated from/(used in) financing activities	(158)	(55)	(176)
Net increase/(decrease) in cash and cash equivalents	(491)	616	(279)
Balance at beginning of period	717	101	380
Balance at end of period	226	717	101
Sinopec Kantons [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	968	505	1,185
Net cash (used in)/generated from investing activities	193	261	(504)
Net cash generated from/(used in) financing activities	(1,093)	(1,338)	(443)
Net increase/(decrease) in cash and cash equivalents	68	(572)	238
Balance at beginning of period	289	886	630
Effect of foreign currency exchange rate changes	(14)	(25)	18
Balance at end of period	343	289	886
Shanghai SECCO
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	1,639
Net cash (used in)/generated from investing activities	5,567
Net increase/(decrease) in cash and cash equivalents	7,206
Effect of foreign currency exchange rate changes	(1)
Balance at end of period	7,205
Zhonghan Wuhan [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	2,976	3,636	4,223
Net cash (used in)/generated from investing activities	(2,415)	(3,080)	(4,869)
Net cash generated from/(used in) financing activities	(631)	(682)	588
Net increase/(decrease) in cash and cash equivalents	(70)	(126)	(58)
Balance at beginning of period	134	260	337
Effect of foreign currency exchange rate changes			(19)
Balance at end of period	¥ 64	¥ 134	¥ 260